Significant Accounting Policies (Details Textual) $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($) Segment	Dec. 31, 2015 USD ($)	Dec. 31, 2013 USD ($)
Significant Accounting Policies (Textual)
Restricted deposits	$ 247
Investment affiliate				$ 0
Investment in affiliate's description	The Company's investments in affiliated companies comprises of investments in which the Company owns less than 20 % or in which the Company cannot exercise significant influence over the affiliates' operating and financial policies.
Restricted prepaid expenses	$ 113
Restricted long term deposits	114
Number of operating segments | Segment		1
Fair value of liability reduced			$ 75
Research and development costs due to government grants	778	852	800
Provision for doubtful accounts	445	560
Bad debt benefit	65	4	314
Severance benefit (expense)	20	$ (87)	$ (53)
Cumulative effect to retained earnings	$ 1,306
Minimum [Member]
Significant Accounting Policies (Textual)
Intangible assets, useful life	1 year
Percentage of weighted average cost of capital			14.32%
Revenue recognition, service term	1 year
Maximum [Member]
Significant Accounting Policies (Textual)
Intangible assets, useful life	15 years
Percentage of weighted average cost of capital			18.45%
Revenue recognition, service term	3 years